Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 21,951,094	$ 32,056,779	$ 61,925,643	$ 101,069,211	$ 127,111,351	$ 108,981,588	$ 53,169,013
Cost of goods sold	27,261,065	32,532,210	64,973,577	117,889,925	146,902,807	129,187,145	59,021,851
Gross deficit	(5,309,971)	(475,431)	(3,047,934)	(16,820,714)	(19,791,456)	(20,205,557)	(5,852,838)
Operating expense:
Sales and marketing, includes related party expenses					18,619,081	18,897,241	11,107,379
Selling, distribution and administrative	11,749,901	15,652,102	38,171,922	45,297,615
Operations, includes related party expenses					17,057,336	14,199,162	4,834,592
Research and development	2,630,137	2,485,983	7,774,273	7,371,527	10,071,839	10,670,455	10,246,511
General and administrative, includes related party expenses					25,252,045	19,721,022	17,753,656
Write-off of deferred offering costs						1,269,318
Restructuring expense	55,275	3,908,562	184,107	5,759,814	6,212,936	598,037	1,101,992
Impairment of goodwill and other long-lived assets		379,537		379,537	379,537	4,121,349	11,548,650
Depreciation and amortization	2,594,396	2,245,665	6,886,110	6,564,516	8,411,187	4,895,742	2,867,866
Total operating expenses	17,029,709	24,671,849	53,016,412	65,373,009	86,003,961	74,372,326	59,460,646
Loss from operations	(22,339,680)	(25,147,280)	(56,064,346)	(82,193,723)	(105,795,417)	(94,577,883)	(65,313,484)
Other (expense) income:
Interest income	1,315	789	3,643	5,112	5,458	153,539	3,450
Interest expense	(1,097,141)	(1,181,890)	(2,943,723)	(3,758,854)	(4,646,628)	(2,016,388)	(616,545)
Related party interest expense				(250,000)	(250,000)	(43,200)	(2,884,511)
(Increase) decrease in fair value of liabilities under derivative contracts	(2,116,824)	2,352,026	1,320,753	2,713,876	8,503,480		(150,557,529)
Dividends on preferred stock				(1,799,392)	(1,799,392)	(237,824)	(3,534,795)
Accretion of preferred stock				(7,523,459)	(7,523,459)	(239,408)	(73,077,280)
Other income (expense), net	49,203	(19,151)	(35,362)	(142,838)	165,549	6,526,596	(281,352)
Total other (expense) income	(3,163,447)	1,151,774	(1,654,689)	(10,755,555)	(5,544,992)	4,143,315	(230,948,562)
Loss before income tax benefit	(25,503,127)	(23,995,506)	(57,719,035)	(92,949,278)	(111,340,409)	(90,434,568)	(296,262,046)
Income tax expense (benefit)							(1,123,107)
Net loss	(25,503,127)	(23,995,506)	(57,719,035)	(92,949,278)	(111,340,409)	(90,434,568)	(295,138,939)
Foreign currency translation (loss) gain	130,601	(51,530)	(107,179)	104,884	(69,734)	(89,486)	(912,296)
Comprehensive loss	(25,372,526)	(24,047,036)	(57,826,214)	(92,844,394)	(111,410,143)	(90,524,054)	(296,051,235)
Dividend requirements
Dividend preferred stock			21,590,049	202,105,466	202,105,466
Net loss attributable to common stock					(111,340,409)	(90,434,568)	(296,136,691)
Basic and diluted net loss per weighted average common share						$ (0.48)	$ (6.69)
Basic and diluted weighted average number of common shares outstanding						189,671,299	44,274,077
Series B Preferred Stock
Dividend requirements
Dividend preferred stock							784,142
Series C Preferred Stock
Dividend requirements
Dividend preferred stock							213,610
Controlling Shareholders
Other (expense) income:
Dividends on preferred stock				12,488,175
Dividend requirements
Dividend preferred stock		43,320,722		167,913,898
Basic and diluted net loss per weighted average common share	$ (0.30)	$ (0.37)	$ (0.46)	$ (1.36)	$ (1.47)
Basic and diluted weighted average number of common shares outstanding	170,672,339	170,560,715	170,645,985	171,573,632	171,336,891
Noncontrolling Shareholders
Other (expense) income:
Dividends on preferred stock				(12,488,175)
Dividend requirements
Dividend preferred stock		$ 8,679,278		$ 32,591,568
Basic and diluted net loss per weighted average common share	$ (0.30)	$ (0.37)	$ (0.46)	$ (1.81)	$ (1.92)
Basic and diluted weighted average number of common shares outstanding	35,062,174	34,171,729	34,996,177	33,301,911	33,642,080